UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2016

Date of reporting period:  February 29, 2016

Item 1. Schedule of Investments.

Barrett Growth Fund
Schedule of Investments
February 29, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.08%
Administrative and Support Services - 2.40%
PayPal Holdings, Inc. (a)	11,500	$438,610
Broadcasting (except Internet) - 2.35%
The Walt Disney Co.	4,500	429,840
Building Material and Garden Equipment - 2.04%
Home Depot, Inc.	3,000	372,360
Chemical Manufacturing - 13.00%
AbbVie, Inc.	6,000	327,660
Bristol Myers Squibb Co.	6,000	371,580
Celgene Corp. (a)	2,650	267,199
Ecolab, Inc.	4,000	410,200
Gilead Sciences, Inc.	3,000	261,750
Johnson & Johnson	3,000	315,630
Mead Johnson Nutrition Co.	5,700	420,432
		2,374,451
Clothing and Clothing Accessories Stores - 2.35%
The TJX Cos., Inc.	5,800	429,780
Computer and Electronic Product Manufacturing - 5.86%
Apple, Inc.	6,000	580,140
Danaher Corp.	5,500	490,985
		1,071,125
Couriers and Messengers - 1.06%
United Parcel Service, Inc.	2,000	193,100
Credit Intermediation and Related Activities - 7.28%
First Republic Bank	6,000	369,240
JPMorgan Chase & Co.	5,500	309,650
Visa, Inc. - Class A	9,000	651,510
		1,330,400
Data Processing, Hosting and Related Services - 2.78%
Automatic Data Processing, Inc.	6,000	508,140
Food Services and Drinking Places - 4.59%
Dunkin' Brands Group, Inc.	8,000	372,640
Starbucks Corp.	8,000	465,680
		838,320
Furniture & Related Product Manufacturing - 1.40%
Johnson Controls, Inc.	7,000	255,220
General Merchandise Stores - 2.46%
Costco Wholesale Corp.	3,000	450,090
Health and Personal Care Stores - 2.66%
CVS Health Corp.	5,000	485,850
Insurance Carriers and Related Activities - 4.60%
Berkshire Hathaway, Inc. - Class B (a)	3,000	402,510
Verisk Analytics, Inc. - Class A (a)	6,000	437,040
		839,550
Leather and Allied Product Manufacturing - 3.03%
NIKE, Inc.	9,000	554,310
Machinery Manufacturing - 3.19%
General Electric Co.	20,000	582,800
Merchant Wholesalers, Nondurable Goods - 1.66%
AmerisourceBergen Corp.	3,500	303,170
Miscellaneous Manufacturing - 4.76%
3M Co.	3,000	470,610
Stryker Corp.	4,000	399,520
		870,130
Motion Picture and Sound Recording Industries - 2.17%
Time Warner, Inc.	6,000	397,200
Nonstore Retailers - 1.06%
Amazon.com, Inc. (a)	350	193,382
Other Information Services - 9.04%
Alphabet, Inc. - Class A (a)	600	430,332
Alphabet, Inc. - Class C (a)	601	419,360
Facebook, Inc. - Class A (a)	7,500	801,900
		1,651,592
Petroleum and Coal Products Manufacturing - 1.32%
Exxon Mobil Corp.	3,000	240,450
Professional, Scientific, and Technical Services - 4.14%
Accenture PLC - Class A (b)	3,000	300,780
Cognizant Technology Solutions Corp. - Class A (a)	8,000	455,840
		756,620
Publishing Industries (except Internet) - 1.95%
Microsoft Corp.	7,000	356,160
Securities, Commodity Contracts, and Other Financial
Investments and Related Activities - 5.40%
Alibaba Group Holding Ltd. - ADR (a)	4,900	337,169
BlackRock, Inc.	1,000	311,960
Blackstone Group LP	13,000	337,610
		986,739
Support Activities for Mining - 3.53%
Schlumberger Ltd. (b)	9,000	645,480
TOTAL COMMON STOCKS Cost ($12,111,880)		17,554,869

SHORT-TERM INVESTMENTS - 3.97%
Money Market Funds - 3.97%
Fidelity Institutional Government Portfolio - Class I, 0.210% (c)	726,081	726,081
TOTAL SHORT-TERM INVESTMENTS Cost ($726,081)		726,081

Total Investments (Cost $12,837,961) - 100.05%		18,280,950
Liabilities in Excess of Other Assets - (0.05)%		(9,156)
TOTAL NET ASSETS - 100.00%		$18,271,794

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign-issued security.
(c)	Variable rate security; the rate shown represents the rate at February 29, 2016.

The cost basis of investments for federal income tax purposes at February 29, 2016 was as follows*:

Cost of investments	$12,837,961
Gross unrealized appreciation	5,772,038
Gross unrealized depreciation	(329,049)
Net unrealized appreciation	$5,442,989

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the bid and asked prices on such day or (ii) the latest sales price on the Composite Market.
"Composite Market" means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures"
Topic 820 (ASC 820"), establishes an authoritative defintion of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at February 29, 2016

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2016, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stocks*	$17,554,869	$-	$-	$17,554,869
Short-Term Investments	726,081	-	-	726,081
Total Investments in Securities	$18,280,950	$-	$-	$18,280,950

* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the fiscal period. There were no transfers between Level 1 and Level 2 as of February 29, 2016.

The Fund measures Level 3 activity as of the end of the fiscal period. For the period ended February 29, 2016 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended February 29, 2016.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers____                    ___

By (Signature and Title)_ _/s/ John Buckel                             _____
                                                      John Buckel, President

Date______ _  4/12/2016      _                                                       ____

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* __/s/ John Buckel_           _       _______
                                                        John Buckel, President

Date  ____ _    4/12/2016  __                                                      _____

By (Signature and Title)* __ /s/ Jennifer Lima                   __ _____
                                                         Jennifer Lima, Treasurer

Date  _____  4/12/2016                                                              ______

* Print the name and title of each signing officer under his or her signature.